Stock-based Compensation (Employee and Director DSUs ) (Details) - Deferred Share Unit Plans [Member]	12 Months Ended
Dec. 31, 2018 $ / shares shares
Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Beginning Balance | shares	751,600
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted | shares	90,549
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised | shares	(5,040)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Forfeitures | shares	0
Ending Balance | shares	837,109
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning Balance | $ / shares	$ 28.44
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares	38.72
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value | $ / shares	30.15
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Exercises in Period, Weighted Average Grant Date Fair Value | $ / shares	0
Ending Balance | $ / shares	$ 29.54
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Beginning Balance | shares	472,485
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted | shares	101,676
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised | shares	(10,640)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Forfeitures | shares	0
Ending Balance | shares	563,521
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning Balance | $ / shares	$ 35.33
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares	43.93
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value | $ / shares	25.31
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Exercises in Period, Weighted Average Grant Date Fair Value | $ / shares	0
Ending Balance | $ / shares	$ 37.07